Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Apr. 27, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Retention defense claim		$ 20
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr. 27, 2022
Subsequent Event, Description	The complaint asserts claims against the current members of the Company’s board of directors and certain of its current and former officers for alleged breaches of their fiduciary duties, unjust enrichment, abuse of control, mismanagement, and waste of corporate assets, alleged violations of Section 14(a) of the Securities Exchange Act of 1934 (the “Exchange Act”), and for contribution under Section 10(b) and 21D of the Exchange Act based upon the conduct alleged in the Artery Action